Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Consolidated Statements of Cash Flows
Acquisition of Comfort Revolution, cash acquired	$ 159
Repayment of senior secured notes, premium	1,050	300	1,050
Taxes paid, refunds	$ 3,157	$ 434	$ 5